Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Aug. 08, 2019
Registrant Name	HARTFORD MUTUAL FUNDS INC/CT
Entity Central Index Key	0001006415
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 08, 2019
Document Effective Date	Aug. 08, 2019
Prospectus Date	Mar. 01, 2019
Hartford Global Impact Fund | Class A
Prospectus:
Trading Symbol	HGXAX
Hartford Global Impact Fund | Class C
Prospectus:
Trading Symbol	HGXCX
Hartford Global Impact Fund | Class I
Prospectus:
Trading Symbol	HGXIX
Hartford Global Impact Fund | Class R3
Prospectus:
Trading Symbol	HGXRX
Hartford Global Impact Fund | Class R4
Prospectus:
Trading Symbol	HGXSX
Hartford Global Impact Fund | Class R5
Prospectus:
Trading Symbol	HGXTX
Hartford Global Impact Fund | Class R6
Prospectus:
Trading Symbol	HGXVX
Hartford Global Impact Fund | Class Y
Prospectus:
Trading Symbol	HGXYX
Hartford Global Impact Fund | Class F
Prospectus:
Trading Symbol	HGXFX